CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Aggregate minimum lease commitments, net of sub-lease proceeds in the amount of $ 22 in 2017, under non-cancelable operating leases as of December 31, 2016, were as follows:

	Minimum	Minimum
	Facilities	Vehicles
	Lease	Lease
Year ended December 31,	Payments	Payments		Total

2017	$457	13	$	$470
2018	287	-		287

	$744	$13		$757